Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2040 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2040 Fund - Class A
Bar Chart Table:
Annual Return 2014	5.19%
Annual Return 2015	(1.00%)
Annual Return 2016	8.15%
Annual Return 2017	21.34%
Annual Return 2018	(8.51%)
Annual Return 2019	26.39%
Annual Return 2020	17.08%
Annual Return 2021	15.69%
Annual Return 2022	(18.50%)
Annual Return 2023	18.39%